Consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2019	1,209
Balance at Dec. 31, 2019	$ 5,660	$ 398	$ 4,371	$ 119	$ 10,548	$ 111	$ 10,659
Net income			1,207		1,207	53	1,260
Other comprehensive income (loss)			(312)	(2)	(314)	18	(296)
Dividends			(1,520)		(1,520)		(1,520)
Dividends reinvested and optional cash payments (in shares)	23
Dividends reinvested and optional cash payments	$ 541				541		541
Equity accounted share-based compensation	$ 15	82			97		97
Equity accounted share-based compensation (in shares)	1
Issue of Common Shares in business combination	$ 8				8		8
Common Shares issued	$ 1,453				1,453		1,453
Common Shares issued (in shares)	58
Liability for automatic share purchase plan commitment pursuant to normal course issuer bids for Common Shares
Change in ownership interests of subsidiary		54	(34)		20	346	366
Balance (in shares) at Dec. 31, 2020	1,291
Balance at Dec. 31, 2020	$ 7,677	534	3,712	117	12,040	528	12,568
Net income			1,655		1,655	43	1,698
Other comprehensive income (loss)			600	86	686	(35)	651
Dividends			(1,711)		(1,711)		(1,711)
Dividends reinvested and optional cash payments (in shares)	24
Dividends reinvested and optional cash payments	$ 621				621		621
Equity accounted share-based compensation	$ 79	49			128	13	141
Equity accounted share-based compensation (in shares)	4
Common Shares issued	$ 1,267				1,267		1,267
Common Shares issued (in shares)	51
Liability for automatic share purchase plan commitment pursuant to normal course issuer bids for Common Shares
Change in ownership interests of subsidiary		430			430	394	824
Balance (in shares) at Dec. 31, 2021	1,370
Balance at Dec. 31, 2021	$ 9,644	$ 1,013	$ 4,256	$ 203	$ 15,116	$ 943	$ 16,059